Note 3 - Divestiture of Targeted Therapies (Details) (USD $)	2 Months Ended			12 Months Ended				26 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2011	Dec. 31, 2013	Oct. 31, 2013 Medical Isotopes [Member] MSA Revenue [Member]	Oct. 31, 2013 Medical Isotopes [Member]	Oct. 31, 2012 Medical Isotopes [Member]	Oct. 31, 2011 Medical Isotopes [Member]	Oct. 31, 2013 TSA Revenue [Member]	Jul. 13, 2013 Extension [Member] Targeted Therapies [Member]	Jul. 31, 2013 Extension [Member] Targeted Therapies [Member]	Jul. 13, 2013 Targeted Therapies [Member]	Jul. 31, 2013 Targeted Therapies [Member]	Jul. 31, 2013 Targeted Therapies [Member]	Dec. 31, 2013 Targeted Therapies [Member]	Jul. 13, 2013 Working Capital Closing Adjustment [Member] Targeted Therapies [Member]
Note 3 - Divestiture of Targeted Therapies (Details) [Line Items]
Proceeds from Divestiture of Businesses																$ 200,700,000				$ 700,000
Assets, Net																7,500,000			7,514,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax																		182,000,000
Restructuring Charges	143,000	2,557,000	1,217,000	143,000	1,781,000		1,592,000	3,917,000										4,300,000
Discontinued Operation, Tax (Expense) Benefit from Provision for (Gain) Loss on Disposal																		(6,500,000)
Income Tax Credits and Adjustments																17,000,000
Disposal Group Contract Term														2 years	2 years	3 years	3 years
Revenues				$ 232,790,000	$ 244,840,000	$ 274,027,000	$ 274,027,000		$ 3,800,000	$ 100,348,000	$ 100,955,000	$ 122,789,000	$ 500,000